Annual Total Returns - Prospectus #1	Sep. 30, 2021
Calvert Growth Allocation Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert Growth Allocation Fund | Class A
Bar Chart Table:
2012	15.25%
2013	27.20%
2014	5.83%
2015	(0.19%)
2016	7.56%
2017	20.25%
2018	(7.74%)
2019	27.33%
2020	18.54%
2021	16.40%
Calvert Conservative Allocation Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert Conservative Allocation Fund | Class A
Bar Chart Table:
2012	10.61%
2013	9.21%
2014	6.18%
2015	0.20%
2016	5.05%
2017	9.65%
2018	(2.96%)
2019	15.61%
2020	12.18%
2021	6.60%
Calvert Moderate Allocation Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert Moderate Allocation Fund | Class A
Bar Chart Table:
2012	13.04%
2013	18.37%
2014	6.01%
2015	(0.35%)
2016	6.73%
2017	15.07%
2018	(5.13%)
2019	21.19%
2020	15.17%
2021	11.38%